Capital Deficiency (Details) - USD ($)			12 Months Ended
	Nov. 23, 2021	Aug. 23, 2021	Dec. 31, 2022	Jan. 29, 2022	Dec. 31, 2021
Capital Deficiency (Details) [Line Items]
Aggregate consideration (in Dollars)			$ 200,000,000
Purchased an aggregate shares			945,715
Aggregate value (in Dollars)			$ 9,457,150
Sponsor fees (in Dollars)		$ 25,000
Consideration for cancellation shares	718,750
Aggregate of additional units				125,000
Preference shares, shares authorized			5,000,000		5,000,000
Preference shares, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Preference shares, shares issued
Preference shares, shares outstanding
Warrant [Member]
Capital Deficiency (Details) [Line Items]
Exercisable price per share (in Dollars per share)			$ 0.01
Public Warrants [Member]
Capital Deficiency (Details) [Line Items]
Warrants shares (in Dollars)			$ 10,000,000
Price per share (in Dollars per share)			$ 10
Private Warrants [Member]
Capital Deficiency (Details) [Line Items]
Warrants shares (in Dollars)			$ 472,858
Private Placement [Member]
Capital Deficiency (Details) [Line Items]
Price per share (in Dollars per share)			$ 10
Over-Allotment Option [Member]
Capital Deficiency (Details) [Line Items]
Subject to forfeiture			5,000,000
Class A Ordinary Shares [Member]
Capital Deficiency (Details) [Line Items]
Ordinary shares, shares authorized			500,000,000
Common stock, par value (in Dollars per share)			$ 0.0001		$ 0.0001
Issued and sold an aggregate shares			20,000,000
Price per share (in Dollars per share)			$ 18
Exercisable price per share (in Dollars per share)			$ 11.5
Ordinary shares, shares authorized			500,000,000		500,000,000
Class B Ordinary Shares [Member]
Capital Deficiency (Details) [Line Items]
Common stock, par value (in Dollars per share)	$ 0.0001		$ 0.0001		$ 0.0001
Issued and sold an aggregate shares		5,750,000
Price per share (in Dollars per share)		$ 0.0001
Ordinary shares, shares authorized			50,000,000		50,000,000
Result of original shares			31,250
Class B Ordinary Shares [Member] | Sponsor [Member]
Capital Deficiency (Details) [Line Items]
Ordinary shares issued			5,031,250
Sponsor [Member]
Capital Deficiency (Details) [Line Items]
Consideration for cancellation shares